OPERATING LEASES - (Details) $ in Millions	Dec. 31, 2018 USD ($)
Land and buildings
Operating leases
Future minimum lease payments	$ 184
Land and buildings | In one year
Operating leases
Future minimum lease payments	37
Land and buildings | Between one and two years
Operating leases
Future minimum lease payments	30
Land and buildings | Between two and three years
Operating leases
Future minimum lease payments	27
Land and buildings | Between three and four years
Operating leases
Future minimum lease payments	22
Land and buildings | Between four and five years
Operating leases
Future minimum lease payments	16
Land and buildings | After five years
Operating leases
Future minimum lease payments	52
Other assets
Operating leases
Future minimum lease payments	34
Other assets | In one year
Operating leases
Future minimum lease payments	17
Other assets | Between one and two years
Operating leases
Future minimum lease payments	11
Other assets | Between two and three years
Operating leases
Future minimum lease payments	4
Other assets | Between three and four years
Operating leases
Future minimum lease payments	$ 2